Loans Payable – Related Parties - Schedule of Loans Payable – Related Parties (Details) - Related Party [Member] - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties		$ 1,566,988	$ 2,566,988	$ 342,847	$ 270,000
Less: loans payable – related parties, current portion	$ (1,566,988)	(619,440)	(1,627,294)
Loans payable – related parties, net of current portion		947,548	939,694		270,000
September 2023 Loan [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties					270,000
Shareholder 2024 Loans [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties		1,353,639	1,353,639
July 2024 Loan [Member]
Schedule of Loans Payable – Related Parties [Line Items]
Loans payable – related parties		$ 213,349	$ 1,213,349